DERIVATIVES AND HEDGING ACTIVITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net income (loss) from hedging transactions recognized in financial expenses, net	$ 18	$ 2
Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	8,077		$ 3,327
Fair value of derivative assets			23
Fair value of derivative liabilities	164
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivative assets			4
Fair value of derivative liabilities	13
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivative assets			$ 27
Fair value of derivative liabilities	$ 177